Useful Lives Used For Amortization Of Intangible Assets (Detail)	12 Months Ended
Dec. 31, 2012
Patented Technology [Member] | Minimum [Member]
Intangible Assets Useful Life [Line Items]
Useful lives	0 years	[1]
Patented Technology [Member] | Maximum [Member]
Intangible Assets Useful Life [Line Items]
Useful lives	20 years	[1]
Customer Relationships [Member] | Minimum [Member]
Intangible Assets Useful Life [Line Items]
Useful lives	9 years
Customer Relationships [Member] | Maximum [Member]
Intangible Assets Useful Life [Line Items]
Useful lives	13 years
Customer Backlog [Member]
Intangible Assets Useful Life [Line Items]
Useful lives	0 years	[2]
Trademarks and Trade Names [Member]
Intangible Assets Useful Life [Line Items]
Useful lives	0 years	[3]
Noncompete Agreements [Member]
Intangible Assets Useful Life [Line Items]
Useful lives	5 years

[1]	Each patent has its own legal expiration date and therefore its own useful life. Generally, our patents' legal lives begin when the related patent application is filed with the relevant government authority and ends 20 years thereafter. We begin amortizing patent costs incurred when the relevant government authority approves the related patent. Patents that have been recorded as of December 31, 2012 will expire in years 2013 through 2032.
[2]	Became fully amortized in 2012.
[3]	Trademarks and trade names of CTI are deemed to have an indefinite life and accordingly are not subject to annual amortization. CTI's trademarks and trade names are subject to annual impairment reviews as of August 31, and, if conditions warrant, interim reviews based upon their estimated fair value. Impairment charges, if any, are recorded in the period in which the impairment is determined. We expect to use CTS' trademark through December 2013 and therefore the cost of CTS' trademark is being amortized over that period.